Notes Payable - Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of status of the company's outstanding notes

The following table summarizes the status of the Company’s outstanding notes as of December 31, 2012

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	William Shell Survivor's Trust	(a)	$57,276	6.00%	On Demand
01/31/12	Giffoni Family Trust		136,666	6.00%	12/1/2012	(b)
05/04/11	William Shell Survivor's Trust		200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		100,000	3.25%	5/4/2016
06/12/12	William Shell Survivor's Trust		200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust		100,000	3.25%	6/12/2016
06/18/11	William Shell Survivor's Trust		150,000	3.25%	On Demand
08/19/11	William Shell Survivor's Trust		150,000	3.95%	On Demand
09/01/11	Lisa Liebman	(c)	80,000	3.95%	On Demand
09/23/11	William Shell Survivor's Trust		52,000	3.95%	On Demand
09/28/11	William Shell Survivor's Trust		200,000	3.95%	On Demand
10/17/11	Lisa Liebman		170,000	3.95%	On Demand
10/20/11	William Shell Survivor's Trust		125,000	3.95%	On Demand
11/08/11	Lisa Liebman		120,000	3.95%	On Demand
11/22/11	William Shell Survivor's Trust		140,000	3.95%	On Demand
12/07/11	William Shell Survivor's Trust		115,000	3.95%	On Demand
01/04/12	Lisa Liebman		30,000	3.95%	On Demand
01/18/12	William Shell Survivor's Trust		25,000	3.95%	On Demand
01/19/12	Lisa Liebman		100,000	3.95%	On Demand
01/31/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/01/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
02/15/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/29/12	William Shell Survivor's Trust		240,000	3.95%	On Demand
03/15/12	William Shell Survivor's Trust		75,000	3.95%	On Demand
03/28/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
04/11/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
04/19/12	William Shell Survivor's Trust		100,000	3.95%	On Demand
04/26/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
05/02/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
05/10/12	William Shell Survivor's Trust		110,000	3.95%	On Demand
05/24/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
05/25/12	William Shell Survivor's Trust		190,000	3.95%	On Demand
06/13/12	William Shell Survivor's Trust		175,000	3.95%	On Demand
06/27/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
07/05/12	William Shell Survivor's Trust		95,000	3.95%	On Demand
07/20/12	AFH Holdings and Advisory, LLC	(d)	335,448	8.50%	7/20/2014
10/12/2012	William Shell Survivor's Trust		7,000	3.95%	On Demand
12/4/2012	William Shell Survivor's Trust		50,000	12.00%	On Demand
12/7/2012	William Shell Survivor's Trust		100,000	12.00%	On Demand
			$5,568,390
	Current		$5,032,942
	Long-term		$535,448
	Less Unamortized discount		$(149,739)
	Net Long-term		$385,709

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor’s Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.

(b)	Or on the consummation of the Company’s initial public offering.

(c)	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.

(d)	Mr. Amir F. Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory’s interests in the Company.

Summary of annual maturities of debt	Annual maturities of the above debt are as follows:
•	2013	$5,032,942
•	2014	$335.448
•	2015	$0
•	2016	$200,000
•	2017	$0